Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current:
Domestic	¥ 176,415	¥ 293,337	¥ 300,905
Foreign	130,406	137,040	112,603
Total	306,821	430,377	413,508
Deferred:
Domestic	(217,485)	(22,019)	240,293
Foreign	5,117	(38,926)	12,219
Total	(212,368)	(60,945)	252,512
Income tax expense	94,453	369,432	666,020
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	20,237	(162,535)	578,161
Debt valuation adjustments (Note 14)	(3,926)	1,793
Derivatives qualifying for cash flow hedges	(9,443)	1,226	591
Defined benefit plans	48,504	(67,877)	5,965
Foreign currency translation adjustments	(1,957)	(43,988)	95,335
Total	53,415	(271,381)	680,052
Total, Income tax expense (benefit)	¥ 147,868	¥ 98,051	¥ 1,346,072